CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - EUR (€) € in Millions	Total	Share capital	Share premium	Re- measurement	Cash flow hedges and net investment hedges	Foreign currency translation reserve	Other reserves	Retained losses	Total	Non-controlling interests
Beginning balance at Dec. 31, 2018	€ (114)	€ 3	€ 420	€ (129)	€ (8)	€ 3	€ 37	€ (448)	€ (122)	€ 8
Net income / (loss)	64							59	59	5
Other comprehensive (loss) / income	(49)			(48)	(2)	1			(49)
Total comprehensive income / (loss)	15			(48)	(2)	1		59	10	5
Share-based compensation	16						16		16
Transactions with non-controlling interests	(2)									(2)
Ending balance at Dec. 31, 2019	(85)	3	420	(177)	(10)	4	53	(389)	(96)	11
Net income / (loss)	(17)							(21)	(21)	4
Other comprehensive (loss) / income	(14)			(15)	19	(17)			(13)	(1)
Total comprehensive income / (loss)	(31)			(15)	19	(17)		(21)	(34)	3
Share-based compensation	15						15		15
Transactions with non-controlling interests	0
Ending balance at Dec. 31, 2020	(101)	3	420	(192)	9	(13)	68	(410)	(115)	14
Net income / (loss)	262							257	257	5
Other comprehensive (loss) / income	119			98	(13)	32			117	2
Total comprehensive income / (loss)	381			98	(13)	32		257	374	7
Share-based compensation	15						15		15
Transactions with non-controlling interests	(4)									(4)
Ending balance at Dec. 31, 2021	€ 291	€ 3	€ 420	€ (94)	€ (4)	€ 19	€ 83	€ (153)	€ 274	€ 17